CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Aug. 03, 2023
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	0
Preferred stock, shares issued (in shares)	290,000	0
Preferred stock, shares outstanding (in shares)	290,000	0
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	35,728,625	35,728,625
Ordinary shares, shares outstanding (in shares)	25,555,096	25,555,096